Related Party Balances and Transactions - Due to related parties (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 810,104	¥ 344,603
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	473,930	11,986
Suzhou Zenlead Xpt New Energy Technologies Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	279,099	273,982
Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	33,608	51,687
Xunjie Energy (Wuhan) Co ., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	18,419	513
Wistron Info Comm (Kunshan) Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	2,339	3,007
Xtronics Innovation Ltd
Related Party Transaction [Line Items]
Amounts due to related parties	1,161	1,493
Beijing Bit Ep Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	1,076	1,768
Beijing Yiche Interactive Advertising Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 472
Beijing Yiche Information Science and Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties		¥ 167